Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Deferred tax assets:
Deferred Tax Assets Depreciation	$ 0	$ 1,001
Tax over book inventory	3,904	3,457
Accrued liabilities	14,334	12,220
Pawn service charges receivable	3,937	3,775
Stock compensation	974	0
Net operating loss carry-forward on foreign operations	3,845	1,425
Total deferred tax assets	26,994	21,878
Deferred tax liabilities:
Tax over book amortization	10,833	6,605
Foreign income and dividends	3,864	2,932
Deferred Tax Liabilities, Depreciation	1,912	0
Stock compensation	0	194
Prepaid expenses	1,082	928
Total deferred tax liabilities	17,691	10,659
Net deferred tax asset	9,303	11,219
Valuation allowance	(2,242)	(1,425)
Net deferred tax asset	$ 7,061	$ 9,794